REPO AND REVERSE REPO TRANSACTIONS - (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
REPO AND REVERSE REPO TRANSACTIONS
Book Value, repo transactions		$ 1,645,657,441
Book Value, reverse repo transactions	$ 33,962,592	$ 2,047,701